Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	342 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			14.37%	8.68%	8.49%	8.82%
S&P 500 Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (reflects no deduction for fees and expenses)
Average Annual Return, Percent			25.02%	14.53%	13.10%	9.89%
Matrix Advisors Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			22.42%	12.37%	9.47%	8.63%
Performance Inception Date		Jul. 01, 1996
Matrix Advisors Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions1
Average Annual Return, Percent	[1]		21.41%	11.03%	8.33%	7.90%
Matrix Advisors Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Fund Shares1
Average Annual Return, Percent	[1]		14.04%	9.61%	7.43%	7.37%

[1]	This table shows returns for the Predecessor Mutual Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.